PENSION AND OTHER POST-RETIREMENT BENEFIT PLANS - PENSION AND OTHER POST-RETIREMENT BENEFIT PLANS NARRATIVE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) postretirement_plan	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2023	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit, other post-retirement plans, and defined contribution other post-retirement plans (postretirement plan) | postretirement_plan	2
Defined benefit plan, accumulated benefit obligation	$ 1,077,112	$ 1,081,261
Defined contribution pan, cost recognized	46,154	43,545	$ 44,285
Pro Forma
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, effect of change in interest method on service and interest cost components	5,800
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	37,503	$ 21,580
Defined benefit plans, minimum future employer contributions in next fiscal year	1,591
Pension Benefits | Unfunded Plan | Hershey Company Puerto Rico Hourly Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	6,461
Supplemental Employee Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 29,201
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed, Next Fiscal Year	7.00%	7.00%
Employer contributions	$ 18,930	$ 20,117
Other Benefits | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, ultimate health care cost trend rate				5.00%	5.00%